Significant accounting policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Revenue recognition [Policy Text Block]

(a) Revenue recognition

KWESST determines the amount of revenue to be recognized through application of the following five-step process:

(i) Identification of the contract, or contracts with a customer;

(ii) Identification of the performance obligations in the contract;

(iii) Determination of the transaction price;

(iv) Allocation of the transaction price to the performance obligations in the contract; and

(v) Recognition of revenue when or as the Company satisfies the performance obligations.

For contracts with payment milestones, Management estimates the percentage of completion and records unbilled revenue.

KWESST also recognizes an asset for the incremental costs of obtaining a contract with a customer if it expects the costs to be recoverable. Management has determined that sales commissions meet the requirements to be capitalized. Capitalized contract acquisition costs are amortized consistent with the pattern of transfer to the customer for the goods and services to which the asset relates. KWESST applies the practical expedient available under IFRS 15 and does not capitalize incremental costs of obtaining contracts if the amortization period is one year or less.

(a) Revenue recognition

Revenue is recognized upon transfer of control of products or services to customers at an amount that reflects the transaction price we expect to receive in exchange for the products or services. Our contracts with customers may include the delivery of multiple products and services, which are generally capable of being distinct and accounted for as separate performance obligations. The accounting for a contract or contracts with a customer that contain multiple performance obligations requires us to allocate the contract or contracts transaction price to the identified distinct performance obligations based on the stand-alone selling price of each performance obligation.

Revenue from contracts with customers is recognized, for each performance obligation, either over a period of time or at a point in time, depending on which method reflects the transfer of control of the goods or services underlying the particular obligation to the customer.

For performance obligations satisfied over time, we recognize revenue over time using an input method, based on costs incurred to date relative to total estimated costs at completion, to measure progress toward satisfying such performance obligation (for non-recurring engineering services, the input method is based on hours). Under this method, costs that do not contribute to the performance of KWESST in transferring control of goods or services to the customer are excluded from the measurement of progress toward satisfying the performance obligation. In certain other situations, we might recognize revenue at a point in time, when the criteria to recognize revenue over time are not met. In any event, when the total anticipated costs exceed the total anticipated revenues on a contract, such loss is recognized in its entirety in the period it becomes known.

We may enter into contractual arrangements with a customer to deliver services on one project with respect to more than one performance obligation, such as non-recurring engineering, procurement, and training. When entering into such arrangements, we allocate the transaction price by reference to the stand-alone selling price of each performance obligation. Accordingly, when such arrangements exist on the same project, the value of each performance obligation is based on its stand-alone price and recognized according to the respective revenue recognition methods described above.  For example, for non-recurring engineering services rendered over a contract period the revenue is recognized using the percentage of completion method; whereas for training services the revenue is recognized after the training is delivered (i.e. point in time).

We account for a contract modification, which consists of a change in the scope or price (or both) of a contract, as a separate contract when the remaining goods or services to be delivered after the modification are distinct from those delivered prior to the modification and the price of the contract increases by an amount of consideration to a price which reflects KWESST's stand-alone selling price of the additional promised goods or services. When the contract modification is not accounted for as a separate contract, we recognize an adjustment to revenue on a cumulative catch-up basis at the date of contract modification.

The timing of revenue recognition often differs from performance payment schedules, resulting in revenue that has been earned but not billed. These amounts are included in unbilled receivables. Amounts billed in accordance with customer contracts, but not yet earned, are recorded and presented as part of contract liabilities.

When a contract includes a significant financing component, the value of such component is excluded from the transaction price and is recognized separately as finance income or expense, as applicable.

Business combinations [Policy Text Block]

(b) Business combinations

We account for business combinations using the acquisition method. Goodwill arising on acquisitions is measured as the fair value of the consideration transferred less the net recognized amount of the estimated fair value of identifiable assets acquired and liabilities assumed, all measured as of the acquisition date.  Transaction costs that we incur in connection with a business combination are expensed as incurred. We use our best estimates and assumptions to reasonably value assets acquired and liabilities assumed at the acquisition date as well as contingent consideration, where applicable, and these estimates are inherently uncertain and subject to refinement. As a result, during the measurement period, which may be up to one year from the acquisition date, we may record adjustments to the assets acquired and liabilities assumed with a corresponding offset to goodwill. Upon conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded in profit or loss.

Where the total purchase consideration is less than the fair value of identifiable net assets, we recognize a gain on acquisition.

Acquisitions that do not meet the definition of a business are accounted for as asset acquisitions in accordance with the relevant IFRS standards and applicable to the type of asset acquired.

Financial instruments [Policy Text Block]

(b) Financial instruments

KWESST recognizes a financial asset or a financial liability when it becomes a party to the contractual provisions of the instrument.

Trade and other receivables without a significant financing component are initially measured at the transaction price. All other financial assets and financial liabilities are initially recognized at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss (''FVTPL'')) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

Financial assets

All financial assets are recognized and de-recognized on trade date.

Financial assts are recognized at fair value and subsequently classified and measured at:

a) Amortized cost;

b) Fair value through other comprehensive income (''FVOCI''); or

c) Fair value though profit or loss (''FVTPL'').

KWESST determines the classification of its financial assets on the basis of both the business model for managing the financial assets and the contractual cash flows characteristics of the financial asset. Financial assets are not reclassified subsequent to their initial recognition unless the Company changes its business model for managing financial assets.

A financial asset is measured at amortized cost if it is held within a business model whose objective is to hold assets to collect contractual cash flows, and its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest of the principal amount outstanding. At September 30, 2020, KWESST classified the following as amortized cost:

  Cash
  Trade and other receivables
  Lease deposit (non-current other asset)

All financial assets not classified and measured at amortized cost or FVOCI are measured at FVTPL. At September 30, 2020, KWESST did not have financial assets classified as FVOCI or FVTPL.

Expected credit losses

KWESST measures a loss allowance based on the lifetime expected credit losses. Lifetime expected credit losses are estimated based on factors such as KWESST's past experience of collecting payments, the number of delayed payments in the portfolio past the average credit period, observable changes in national or local economic conditions that correlate with default on receivables, financial difficulty of the borrower, and it becoming probable that the borrower will enter bankruptcy or financial re-organization.

Financial assets are written off when there is no reasonable expectation of recovery.

Financial liabilities

Financial liabilities are recognized at fair value and subsequently classified and measured at amortized cost or fair value though profit or loss (''FVTPL'').

KWESST determines the classification of its financial liabilities at initial recognition. The Company has classified the following as amortized costs:

  Accounts payable and accrued liabilities
  Related party loans
  Borrowings
  Lease obligations
  Convertible notes

Financial liabilities at amortized cost are measured using the effective interest rate method.

At September 30, 2020 and December 31, 2019, KWESST classified financial derivative liabilities as FVTPL.  Accordingly, fair value is remeasured at each reporting period with the fair value adjustment recognized in profit or loss. There was no outstanding financial derivative liability at September 30, 2020.

De-recognition of financial liabilities

KWESST de-recognizes financial liabilities when its obligations are discharged, cancelled or they expire.

(c) Financial instruments

We recognize a financial asset or a financial liability when it becomes a party to the contractual provisions of the instrument.

Trade and other receivables without a significant financing component are initially measured at the transaction price. All other financial assets and financial liabilities are initially recognized at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss ("FVTPL")) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

Financial assets

All financial assets are recognized and de-recognized on trade date.

Financial assets are recognized at fair value and subsequently classified and measured at:

a) Amortized cost;

b) Fair value through other comprehensive income ("FVOCI"); or

c) Fair value though profit or loss ("FVTPL").

We determine the classification of our financial assets on the basis of both the business model for managing the financial assets and the contractual cash flows characteristics of the financial asset. Financial assets are not reclassified subsequent to their initial recognition unless we change our business model for managing financial assets.

A financial asset is measured at amortized cost if it is held within a business model whose objective is to hold assets to collect contractual cash flows, and its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest of the principal amount outstanding. Financial assets classified at amortized cost are measured using the effective interest method. At September 30, 2022, we classified the following as amortized cost:

•	Cash
•	Restricted short-term investment
•	Trade and other receivables
•	Lease deposit (non-current other asset)

All financial assets not classified and measured at amortized cost or FVOCI are measured at FVTPL. At September 30, 2022, we did not have financial assets classified as FVOCI or FVTPL.

Expected credit losses

We measure a loss allowance based on the lifetime expected credit losses. Lifetime expected credit losses are estimated based on factors such as our past experience of collecting payments, the number of delayed payments in the portfolio past the average credit period, observable changes in national or local economic conditions that correlate with default on receivables, financial difficulty of the borrower, and it becoming probable that the borrower will enter bankruptcy or financial re-organization.

Financial assets are written off when there is no reasonable expectation of recovery.

Financial liabilities

Financial liabilities are recognized at fair value and subsequently classified and measured at amortized cost or fair value though profit or loss ("FVTPL").

We determine the classification of our financial liabilities at initial recognition. We have classified the following as amortized costs:

•	Accounts payable and accrued liabilities
•	Corporate tax payable
•	Borrowings
•	Lease obligations
•	Accrued royalties liability

Financial liabilities at amortized cost are measured using the effective interest rate method.

De-recognition of financial liabilities

KWESST de-recognizes financial liabilities when its obligations are discharged, cancelled or they expire.

Cash and cash equivalents [Policy Text Block]

(d) Cash and cash equivalents

Cash and cash equivalents include cash investments in interest-bearing accounts and term deposits which can readily be redeemed for cash without penalty or are issued for terms of three months or less from dated of acquisition.

Inventories [Policy Text Block]

(e) Inventories

KWESST's inventories may consist of raw materials, work-in-progress ("WIP"), and finished goods. Inventories are measured at the lower of cost and net realizable value, with cost being determined using the weighted average cost method. The cost of WIP and finished goods includes the cost of raw materials, direct labour, and overhead. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses. At each reporting period, management estimates the provision for obsolete and slow-moving inventory which may be reversed in subsequent periods, should the value subsequently be recovered.

Property and equipment [Policy Text Block]

(c) Property and equipment

Property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. Cost comprises the fair value of consideration given to acquire or construct an asset and includes the direct charges associated with bringing the asset to the location and condition necessary for putting it into use along with the future cost of dismantling and removing the asset. These assets are depreciated over their estimated useful lives using the straight-line method as this most closely reflects the expected pattern of consumption o the future economic benefits. Depreciation methods, useful lives and residual values are reviewed at each financial year end and adjusted prospectively, if appropriate.

The following table provides a summary of estimated useful lives for KWESST's property and equipment:

Property and equipment	Rate
Computer equipment	5 years
Computer software	3 years
Office furniture and equipment	5 years
R&D equipment	5 years
Leasehold improvements	Shorter of useful life or remaining term of lease

At the end of each reporting period, KWESST reviews the carrying amounts of its property and equipment to determine whether there is any indication of impairment. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). The recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash flows of other assets or groups of assets (the ''cash-generating unit, or CGU''). If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss.

Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

(f) Property and equipment

Property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. Cost comprises the fair value of consideration given to acquire or construct an asset and includes the direct charges associated with bringing the asset to the location and condition necessary for putting it into use along with the future cost of dismantling and removing the asset. These assets are depreciated over their estimated useful lives using the straight-line method as this most closely reflects the expected pattern of consumption of the future economic benefits. Depreciation methods, useful lives and residual values are reviewed at each financial year end and adjusted prospectively, if appropriate.

The following table provides a summary of estimated useful lives for our property and equipment:

Rate
Computer equipment	3 years
Computer software	3 years
Office furniture and equipment	5 years
Low-rate initial production equipment	5 years
R&D equipment	5 years
Sales demo equipment	2 years
Leasehold improvements	Shorter of useful life or remaining term of lease

At the end of each reporting period, we review the carrying amounts of its property and equipment to determine whether there is any indication of impairment. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). The recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash flows of other assets or groups of assets (the "cash-generating unit, or CGU"). If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss.

Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Leases [Policy Text Block]

(d) Leases

At inception of a contract, KWESST assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

KWESST recognizes a right-of-use asset and a lease liability at the lease commencement date. The lease obligation is measured at the present value of the remaining lease payments as of January 1, 2018, discounted using its incremental borrowing rate of 10%. The right-of-use asset is initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. The assets are depreciated to the earlier of the end of the useful life of the right-of-use asset or the lease term using the straight-line method as this most closely reflects the expected pattern of consumption of the future economic benefits. The lease term includes periods covered by an option to extend if KWESST is reasonably certain to exercise that option.  Lease terms range from 3 to 6 years for offices and printer. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, KWESST's incremental borrowing rate. Variable lease payments that do not depend on an index or rate are not included in the measurement of the lease liability.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in KWESST's estimate of the amount expected to be payable under a residual value guarantee, or if KWESST changes its assessment of whether it will exercise a purchase, extension, or termination option. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying value of the right-of-use asset or, is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

KWESST has elected to apply the practical expedient not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low-value assets. The lease payments associated with these leases are recognized as an expense on a straight-line basis over the lease term.

(g) Leases

At inception of a contract, we assess whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

We recognize a right-of-use asset and a lease liability at the lease commencement date. The lease obligation is measured at the present value of the lease payments that are not paid at the commencement date of the lease, discounted using its incremental borrowing rate at the inception of the lease (it was 10% for the current outstanding lease agreement). The right-of-use asset is initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. The assets are depreciated to the earlier of the end of the useful life of the right-of-use asset or the lease term using the straight-line method as this most closely reflects the expected pattern of consumption of the future economic benefits. The lease term includes periods covered by an option to extend if we are reasonably certain to exercise that option.  In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, our incremental borrowing rate. Variable lease payments that do not depend on an index or rate are not included in the measurement of the lease liability.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in our estimate of the amount expected to be payable under a residual value guarantee, or if we change our assessment of whether it will exercise a purchase, extension, or termination option. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying value of the right-of-use asset or, is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

We have elected to apply the practical expedient not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low-value assets. The lease payments associated with these leases are recognized as an expense on a straight-line basis over the lease term.

Intangible assets [Policy Text Block]

(e) Intangible assets

(i) Research and development ("R&D'') costs

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in profit or loss when incurred.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditure is capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and KWESST has the intention and sufficient resources to complete the development and to use or sell the asset. The expenditure capitalized in respect of development activities includes the cost of materials, direct labor and overhead costs that are directly attributable to preparing the asset for its intended use, and capitalized borrowing costs. Other development expenditures are recognized in profit or loss when incurred.

(ii) Subsequent expenditure

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures, including expenditure on internally generated goodwill and brands, is recognized in profit or loss as incurred.

(iii) Amortization

Amortization is a systematic allocation of the amortizable amount of an intangible asset of its useful life. The amortizable amount is the cost of the asset less its estimated residual value. KWESST recognizes in profit or loss on a sales-based rate over the estimated useful lives of the intangible assets from the date they are available for use, since this method most closely reflect the expected pattern of consumption of the future economic benefits embodied in each asset. Where a sales-based rate could not be determined, the straight-line approach is used.

Internally generated intangible assets are not systematically amortized as long as they are not available for use i.e. they are not yet on site or in working condition for their intended use. Accordingly, intangible assets such as development costs are tested for impairment at least once a year, until such date as they are available for use.

(iv) Impairment

All intangible assets are periodically reviewed for impairment. The estimated present value of future cash flows associated with the intangible asset is determined and an impairment loss is recognized for the difference between this amount and the carrying amount as follows: the carrying amount of the asset is reduced to estimated present value of the future cash flows associated with the asset, discounted at the financial asset's original effective interest rate, and the resulting loss is directly recognized in profit or loss for the period.

(h) Intangible assets

(i) Research and development ("R&D") costs

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in profit or loss when incurred.

Development expenditure is capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and we have the intention and sufficient resources to complete the development and to use or sell the asset. The expenditure capitalized in respect of development activities includes the cost of materials, direct labor and overhead costs that are directly attributable to preparing the asset for its intended use, and capitalized borrowing costs. Other development expenditures are recognized in profit or loss when incurred.

(ii) Subsequent expenditure

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures, including expenditure on internally generated goodwill and brands, is recognized in profit or loss as incurred.

(iii) Acquired intangible assets

Acquired intangible assets consist of open customer orders, tradenames, customer relationships, patents, and technology assets acquired either through an asset purchase or a business combination transaction. These intangible assets are recorded at their fair value at the acquisition date.

After initial recognition, except for open customer orders, intangible assets are measured at cost less any accumulated amortization and impairment losses.  For open customer orders, we reduce the amount when we have delivered under the customer contract, with an offset to accounts receivable (i.e. there is no revenue recognized for acquired open customer orders). Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives. Amortization begins when the related acquired technology is commercialized.  We anticipate the estimated useful life for the current technology assets to be five years once commercialized.

(iv) Amortization

Amortization is a systematic allocation of the amortizable amount of an intangible asset of its useful life. The amortizable amount is the cost of the asset less its estimated residual value. We recognize in profit or loss on a sales-based rate over the estimated useful lives of the intangible assets from the date they are available for use, since this method most closely reflects the expected pattern of consumption of the future economic benefits embodied in each asset. Where a sales-based rate could not be determined, the straight-line approach is used.

Internally generated intangible assets are not systematically amortized as long as they are not available for use i.e. they are not yet  in working condition for their intended use. Accordingly, intangible assets such as development costs are tested for impairment at least once a year, until such date as they are available for use.

(v) Impairment

All intangible assets are periodically reviewed for impairment. The estimated present value of future cash flows associated with the intangible asset is determined and an impairment loss is recognized for the difference between this amount and the carrying amount as follows: the carrying amount of the asset is reduced to estimated present value of the future cash flows associated with the asset, discounted at the financial asset's original effective interest rate, and the resulting loss is directly recognized in profit or loss for the period.

Provisions [Policy Text Block]

(f) Provisions

A provision is recognized if, as a result of a past event, KWESST has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risk specific to the liability. The unwinding of the discount is recognized as a finance cost.

(i) Provisions

A provision is recognized if, as a result of a past event, we have a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risk specific to the liability. The accretion of the discount is recognized as a finance cost.

Convertible notes [Policy Text Block]

(g) Convertible notes

KWESST's convertible notes are segregated into their debt and equity components or derivative liability components at the date of issue, in accordance with the substance of the contractual agreements.

The conversion feature of the convertible notes is presumed to be classified as a derivative financial liability unless it meets all the criteria to recognize as equity instrument under IAS 32, Financial Instruments: Presentation. One of the criteria is that the conversion option exchanges a fixed amount of shares for a fixed amount of cash ("fixed for fixed").

If the conversion feature meets the fixed for fixed criteria, the conversion option will be classified as equity components. Equity instruments are instruments that evidence a residual interest in the assets of an entity after deducting all of its liabilities. Therefore, when the initial carrying amount of the convertible notes is allocated to its equity and liability components, the equity component is assigned the residual amount after deducting from the fair value of the instrument as a whole the amount separately determined for the liability component. The sum of the carrying amounts assigned to the liability and equity components on initial recognition is always equal to the fair value that would be ascribed to the instrument as a whole. No gain or loss arises from initially recognizing the components of the instrument separately.

If the conversion feature does not meet the fixed for fixed criteria, the conversion option will be recorded as derivative financial liability, which must be separately accounted for at fair value on initial recognition. The carrying amount of the debt component, on initial recognition, is recalculated as the difference between the proceeds of the convertible notes as a whole and the fair value of the derivative financial liabilities. Subsequent to initial recognition, the derivative financial liability is re-measured at fair value at the end of each reporting period with changes in fair value recognized in the consolidated statements of comprehensive loss for each reporting period, while the debt component is accreted to the face value of the debt using the effective interest method.

Incremental costs incurred in respect of raising capital or debt are charged against the equity or debt proceeds raised, unless the instrument to which the transaction costs relate is classified as held for trading, in which case the incremental costs are expensed to profit or loss immediately.

Income taxes [Policy Text Block]

(h) Income taxes

Income tax expense comprises current income tax expense and deferred income tax expense. Current and deferred income taxes are recognized as an expense and included in profit or loss for the period, except to the extent that the tax arises from a transaction which is recognized in other comprehensive income or directly in shareholder's deficiency.

Current income tax

Current tax expense is the amount of income taxes payable (recoverable) in respect of the taxable income (tax loss) for a period. Current liabilities (assets) for the current and prior periods are measured at the amount expected to be paid to (recovered from) the taxation authorities, using the tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred income tax

Deferred tax assets and liabilities are recognized for the temporary differences between transactions that have been included in the consolidated financial statements or income tax returns. Deferred income taxes are provided for using the liability method. Under the liability method, deferred income taxes are recognized for all significant temporary differences between that the tax and financial statement bases of assets and liabilities and for certain carry-forward items. Deferred income tax assets are recognized only to the extent that, in the opinion of management, it is probable that the deferred income tax assets will be realized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting period. Deferred income tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of the enactment or substantive enactment. Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and KWESST intends to settle its current tax assets and liabilities on a net basis.

Investment tax credits

Investment tax credits relating to scientific research and experimental development expenditures are recorded in the fiscal period the qualifying expenditures are incurred based on management's interpretation of applicable legislation in the Income Tax Act of Canada. Credits are recorded provided there is reasonable assurance that the tax credit will be realized. Credits claimed are subject to review by the Canada Revenue Agency.

Credits claimed in connection with R&D activities are accounted for using the cost reduction method. Under this method, assistance and credits relating to the acquisition of equipment is deducted from the cost of the related assets, and those relating to current expenditures, which are primarily salaries and related benefits, are included in the determination of profit or loss as a reduction of the R&D expenses.

(j) Income taxes

Income tax expense comprises current income tax expense and deferred income tax expense. Current and deferred income taxes are recognized as an expense and included in profit or loss for the period, except to the extent that the tax arises from a transaction which is recognized in other comprehensive income or directly in shareholder's deficiency.

Current income tax

Current tax expense is the amount of income taxes payable (recoverable) in respect of the taxable income (tax loss) for a period. Current liabilities (assets) for the current and prior periods are measured at the amount expected to be paid to (recovered from) the taxation authorities, using the tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred income tax

Deferred tax assets and liabilities are recognized for the temporary differences between transactions and carrying amounts of assets and liabilities that have been included in the consolidated financial statements and the amounts used for taxation purposes. Deferred income taxes are provided for using the liability method. Under the liability method, deferred income taxes are recognized for all significant temporary differences between the tax and financial statement bases of assets and liabilities and for certain carry-forward items. Deferred income tax assets are recognized only to the extent that it is probable that the deferred income tax assets will be realized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent it is no longer probable that the related tax benefit will be realized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting period. Deferred income tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of the enactment or substantive enactment. Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and we intend to settle our current tax assets and liabilities on a net basis.

Investment tax credits

Investment tax credits relating to scientific research and experimental development expenditures are recorded in the fiscal period the qualifying expenditures are incurred based on management's interpretation of applicable legislation in the Income Tax Act of Canada. Credits are recorded provided there is reasonable assurance that the tax credit will be realized. Credits claimed are subject to review by the Canada Revenue Agency.

Credits claimed in connection with R&D activities are accounted for using the cost reduction method. Under this method, assistance and credits relating to the acquisition of equipment is deducted from the cost of the related assets, and those relating to current expenditures, which are primarily salaries and related benefits, are included in the determination of profit or loss as a reduction of the R&D expenses.

Related party transactions [Policy Text Block]

(i) Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related party transactions are in the normal course of business and have commercial substance.

(k) Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related party transactions are in the normal course of business and have commercial substance.

Share-based compensation [Policy Text Block]

(j) Share-based payments

KWESST records share-based compensation related to its stock options and certain warrants granted from the Company. Stock-based compensation for stock options and warrants are measured at fair value using a Black Scholes option-pricing model. The market value of KWESST's shares on the date of the grant is used to determine the fair value of options and warrants. Each tranche of an award is considered a separate award with its own vesting period and grand date fair value. Compensation cost is recognized as employee benefits expense over the vesting period in which employees unconditionally become entitled to the award. The amount recognized as an expense is adjusted to reflect only the number of awards for which related service conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that meet the related service conditions at the vesting date.

Where the terms of an equity-settled transaction award are modified, the minimum expense recognized is the expense as if the terms had not been modified and if the original terms of the award are met. An additional expense is recognized for any modification that increases the total fair value of the share-based payment transaction or is otherwise beneficial to the employees as measured at the date of acquisition.

(l) Share-based compensation

We have a Long-Term Incentive Plan ("LTIP") in which we may grant stock options, restricted share units ("RSUs"), performance stock units ("PSUs"), deferred stock units ("DSUs"), and stock appreciation rights ("SARs") to directors, employees and consultants. We measure share-based compensation at fair value for all share-based awards granted under the LTIP.

Equity-settled service award

The grant date fair value of equity-settled share-based awards is recognized as an expense on a straight-line basis over the requisite service period, with a corresponding increase in equity, over the vesting period of the awards. For stock options, the grant date fair value is determined using the Black-Scholes option model. For share units, the grant date fair value is based on KWESST's closing stock price. Each tranche of an award is considered a separate award with its own vesting period and grand date fair value. The amount recognized as an expense is adjusted for estimated forfeitures.

Equity-settled performance award

The accounting for equity-settled performance award is the same as above, except compensation expense is subject to periodic adjustment based on the achievement of establishment performance criteria.

Modified award

Where the terms of an equity-settled transaction award are modified, the minimum expense recognized is the expense as if the terms had not been modified and if the original terms of the award are met. An additional expense is recognized for any modification that increases the total fair value of the share-based payment transaction or is otherwise beneficial to the employees as measured at the date of acquisition.

Foreign currency [Policy Text Block]

(k) Foreign currency

Transactions in foreign currencies are translated to the respective functional currencies of KWESST at the exchange rate in effect at the transaction date. Monetary assets and liabilities denominated in other than the functional currency are translated at the exchange rates in effect at the reporting date. Non-monetary items that are measured in terms of historical cost in other than the functional currency are translated using the exchange rate at the date of the transaction. The resulting exchange gains and losses are recognized in profit or loss.

(m) Foreign currency

Foreign currency transactions

The financial statements of KWESST and its Canadian wholly-owned subsidiaries are measured using CAD as the functional currency. Transactions in currencies other than in CAD are translated at the exchange rates prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are translated to the functional currency at the rates prevailing at that date. Exchange differences on monetary items are recognized in profit or loss in the period in which they arise. Non-monetary items carried at fair value that are denominated in foreign currencies are translated to the functional currency at the rates prevailing at the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the rates at the date of the transaction and are not subsequently retranslated.

Foreign operations

The financial statements of KWESST's U.S. owned subsidiaries are measured using the United States dollar ("USD") as its functional currency. Assets and liabilities have been translated into USD using exchange rates prevailing at the end of each reporting period. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which cases the exchange rates at the dates of the transactions are used. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in shareholders' equity.

Earnings (loss) per share [Policy Text Block]

(l) Earnings (loss) per share

Basic earnings (loss) per share is computed using the weighted average number of common shares outstanding during the period. KWESST uses the treasury stock method to compute the dilutive effect of options, warrants, and similar instruments. Under this method, the dilutive effect on earnings per share is calculated presuming the exercise of outstanding options, warrants, and similar instruments. It assumes that the proceeds of such exercise would be used to repurchase common shares at the average market price during the period.

However, the calculation of diluted loss per share excludes the effects of various conversions and exercises of convertible debt, options and warrants that would be anti-dilutive.

(n) Earnings (loss) per share

Basic earnings (loss) per share is computed using net earnings (loss) over the weighted average number of common shares outstanding during the period. We use the treasury stock method to compute the dilutive effect of options, warrants, and similar instruments. Under this method, the dilutive effect on earnings per share is calculated presuming the exercise of outstanding options, warrants, and similar instruments. It assumes that the proceeds of such exercise would be used to repurchase common shares at the average market price during the period.

However, the calculation of diluted loss per share excludes the effects of various conversions and exercises of convertible debt, options and warrants that would be anti-dilutive.

Reverse acquisition [Policy Text Block]

(m) Reverse acquisition

KWESST was a capital pool company, which did not constitute a business as defined under IFRS 3 - Business Combination at the time of the QT and is therefore not within the scope of IFRS 3. However, the QT has some features of a reverse acquisition under IFRS 3. In the absence of a Standard that specifically applies to the QT, KWESST applied by analogy the guidance in IFRS 3 for reverse acquisitions in accordance with IAS 8 accounting policies, changes in accounting estimates and errors.

Application of the reverse acquisitions guidance by analogy results in the private operating entity KWESST Inc. being identified as the accounting acquirer, and the listed non-operating entity KWESST being identified as the accounting acquiree. The accounting acquirer is deemed to have issued shares to obtain control of the accounting acquiree KWESST. Because the QT is not within the scope of IFRS 3, KWESST accounted for it as an asset acquisition and the consideration as a share-based payment transaction which was accounted for in accordance with IFRS 2 - Share-based Payment.

According to IFRS 2, any difference in the fair value of the shares deemed to have been issued by the accounting acquirer and the fair value of the accounting acquiree's identifiable net assets represents a service received by the accounting acquirer. Regardless of the level of monetary or non-monetary assets owned by the non-listed operating entity, the entire difference was considered to be payment for a service of a stock exchange listing for its shares, and that no amount should be considered a cost of raising capital. The service received in the form of a stock exchange listing does not meet the definition of an intangible asset because it is not identifiable in accordance with IAS 38 Intangible Assets (it is not separable) and does not meet the definition of an asset that should be recognized in accordance with other Standards and the Conceptual Framework, therefore the services received was recognized as listing expense (included in merger & acquisition costs in the consolidated statements of net loss and comprehensive loss).

New accounting standards issued but not yet in effect [Policy Text Block]

New accounting standards issued but not yet in effect

Classification of liabilities as current or non-current (Amendments to IAS 1)

The IASB has published Classification of Liabilities as Current or Non-Current (Amendments to IAS 1), which clarified the guidance on whether a liability should be classified as either current or non-current. The amendments were as follows:

(i) Clarified that the classification of liabilities as current or non-current should only be based on rights that are in place at the end of the reporting period.

(ii) Clarified that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability; and

(iii) Made clear that settlement includes transfers to the counterparty of cash, equity instruments, other assets or services that result in extinguishment of the liability.

This new guidance is effective for annual periods beginning on or after January 1, 2022. Earlier application is permitted. KWESST has not yet assessed the impact of adoption of this guidance. Further, there is currently a proposal outstanding that would defer the effective date until January 1, 2023.